Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Member] | Zhuhai City Nengdong Technolgogy Optical Materials Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.90%	24.20%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.80%
Accounts Receivable [Member] | Eternal Photo Electronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.50%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	40.50%	60.30%	52.00%
Raw Materials [Member] | Weifang Power Supply Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%	12.30%	12.80%
Raw Materials [Member] | PetroChina Co Ltd East China chemical sales branch [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.60%	4.90%	0.00%